Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 01, 2021	Sep. 09, 2021	Sep. 01, 2021	Dec. 31, 2021
Stock issued during period value new issues				$ 13,801
Common stock, shares reallocated to the senior secured note holders from Old Clarus's equity holders		405,000
Business Combination [Member]
Aggregate consideration issued or reserved for issuance at merger close		17,886,348
Conversion of Senior Secured Note principal and royalty rights for common stock		1,905,000		1,905,000
Business acquisation equity issuance costs and other costs		$ 8,400	$ 8,400
Stock issued during period, Shares, Conversion of convertible securities		8,529,846		8,529,846
Business Combination [Member] | Reverse Recapitalization Event [Member]
Aggregate consideration issued or reserved for issuance at merger close		17,886,348
Conversion of Senior Secured Note principal and royalty rights for common stock		1,905,000
Conversion of Senior Secured Note principal and royalty rights for common stock value		$ 18,600
Common Stock Shares allocated to Senior Secured Noteholders pursuant to the Share Allocation agreement		405,000
Common stock, shares reallocated to the senior secured note holders from Old Clarus's equity holders		270,000
Reverse Recapitalization [Member]
Conversion of Senior Secured Note principal and royalty rights for common stock		1,500,000
Private Placement [Member]
Stock issued during period shares new issues	3,024,194			3,024,194
Private Placement [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Stock issued during period shares new issues		2,549,939
Exercise price		$ 10
Stock issued during period value new issues		$ 25,000
Series D Preferred Stock [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Conversion stock, shares issued (in Shares)		4,901,564
Stock issued during period, Shares, Conversion of convertible securities		8,529,846
Series D Preferred Stock [Member] | Reverse Recapitalization [Member] | Business Combination [Member]
Conversion stock, shares issued (in Shares)		4,901,564
Share Allocation Agreement with Sponser [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Conversion of Senior Secured Note principal and royalty rights for common stock		135,000